OTHER CURRENT LIABILITIES (Schedule of Accrued Warranty Costs) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Other current liabilities	$ 4,839	$ 4,939
Other long-term liability	313	193
Accrued warranty costs	$ 5,152	$ 5,132	$ 5,622